N-6	May 20, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	May 20, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

 As of May 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section has been deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	1.05%

Prospectuses Available [Text Block]	As of May 1, 2026, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section has been deleted and replaced with the following:
Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses
Lord Abbett Bond Debenture Portfolio Class VC; Lord Abbett & Co. LLC	1.05%

Lord Abbett Bond Debenture Portfolio Class VC [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio Class VC
Portfolio Company Adviser [Text Block]	Lord Abbett & Co. LLC
Current Expenses [Percent]	1.05%